[LOGO OMITTED - KOBREN INSIGHT FUNDS]

Delphi Value Fund

Semi-Annual Report                                                 June 30, 2001

[PHOTO OMITTED - SCOTT M. BLACK]

Dear  Shareholder,

     During the first half of 2001, the US economy teetered on the brink of recession as manufacturing production declined 4.0% year over year and factory capacity utilization plummeted to an eighteen year low at 75.5%. Since January, technology output has dropped at an 18% rate, its largest correction in twenty-six years. Advertising spending, normally a bulwark in an economic slow-down, fell an estimated 5%. The one industrial category that posted stellar profits was energy. Despite these economic cross currents, we are pleased to report that Delphi Value Fund appreciated 4.0% (4.1% Institutional Class).
     A review of the individual holdings (which generally comprise between 1% and 2% each) indicates that eighteen of the roughly eighty positions advanced more than 20%. Ironically, the best percentile gains were concentrated in the semiconductor equipment group: Lam Research (+104.5%), LTX Corp. (+100.6%), MKS Instruments (+85.8%), Varian Semiconductor (+76.8%), Cohu (+61.5%) and Kulicke & Soffa (+52.5%). Conversely, many of the laggards emanated from the energy sector: Global Marine (-34.3%), XTO Energy (-22.4%), Cabot Oil & Gas (-21.8%) and Rowan Companies (-18.2%). It should be noted that all four of the aforementioned corporations recorded sizable earnings gains in their latest reported quarters. Given three key factors: (i) the secular decline in US production of both oil and gas; (ii) secular US growth in demand for energy;
(iii) the current absolute level of domestic oil and gas prices ($25 per barrel; $3 per million cubic feet), we expect a rebound in energy related stock prices.
     Five positions were eliminated during the first half, all profitably. Knight Ridder, E.W. Scripps, LTX Corp., and Staples were divested with substantial gains because of full valuations. Litton Industries benefited from a takeover by Northrop. Seven new names were added with primary emphasis on sustainable earning power. Two consumer franchises, AFC Enterprises (owner of Church's Fried Chicken and Popeyes), and Pepsi Americas (the second largest US Pepsi franchisee) were acquired. Three financial service concerns -- CNA Surety, Radian, and Morgan Stanley -- were purchased favorably. These three have rallied 3%, 31%, and 20%, respectively, since being added to Delphi Value Fund's portfolio. Vintage Petroleum, with properties in the United States and Latin America, was purchased at 6x trailing earnings. Finally, one turnaround situation, Dow Jones (the parent of the Wall Street Journal and Barron's), was accumulated at 8x projected 2002 enterprise value.
     While many practitioners and financial writers differentiate between value and growth styles, we concur with Warren Buffett in his latest annual report that this bifurcation is meaningless. Quite simply, Delphi Value Fund attempts to buy growing businesses at bargain valuations. For the record, we analyze the overall portfolio characteristics on a lagging quarterly basis.

----------------------------------------------------------------
                                        DELPHI          S&P
Criterion                               VALUE        500 Index
----------------------------------------------------------------
Portfolio P/E                           14.0x           20.2x
(1YR FORECAST EPS)
Portfolio Price/Book                    2.29x           3.87x
EPS Growth-5 Years                     12.8% p.a.     15.2% p.a.
EPS Growth-10 Years                    12.9% p.a.     14.7% p.a.
----------------------------------------------------------------

     Generally speaking, Delphi Value Fund owns businesses with double digit earnings growth at 31% and 41% average discounts, respectively, to the S&P 500 Index price/earnings and price/book multiples.
     While the economy currently looks bleak, we believe that Alan Greenspan's monetary stimulus should resuscitate the capital markets in calendar 2002. Nonetheless, stock market prognostication is a risky endeavor. I am reminded of the quip that "Economists have predicted ten of the last five bull markets." We can assure you that we will focus our efforts upon identifying new value ideas that conform to our rigorous value criteria. Thank you for your continued support.

                                Very truly yours,

                                /S/ SCOTT M. BLACK

                                Scott M.Black

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                           JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                       VALUE (Note 1)
COMMON STOCKS - 92.86%
---------------------------------------------------------
---------------------------------------------------------
ADVERTISING - 2.40%
---------------------------------------------------------
 1,500   Grey Global Group, Inc.              $   997,500
30,000   Interpublic Group of Cos., Inc.          880,500
                                              -----------
                                                1,878,000
AEROSPACE/TECHNOLOGY - 10.50%
---------------------------------------------------------
32,000   Arrow Electronics, Inc. (1)              777,280
35,540   Avnet, Inc.                              796,807
34,000   Cohu, Inc.                               790,840
12,900   General Dynamics Corp.                 1,003,749
35,500   Kemet Corp. (1)                          703,255
33,500   Kulicke and Soffa Ind., Inc. (1)         569,500
25,000   Lam Research Corp. (1)                   747,000
25,500   LSI Logic Corp. (1)                      479,400
29,100   MKS Instruments, Inc. (1)                821,202
45,000   Teledyne Technologies, Inc. (1)          684,000
20,700   Varian Semicon. Equip. Assoc., Inc. (1)  842,283
                                              -----------
                                                8,215,316
BANKING - 9.39%
---------------------------------------------------------
39,500   Banknorth Group, Inc.                    889,145
63,650   Colonial BancGroup, Inc.                 915,287
28,000   Community Bank System, Inc.              784,000
40,000   First Essex Bancorp, Inc.                988,800
23,800   FleetBoston Financial Corp.              938,910
34,800   North Fork Bancorporation, Inc.        1,078,800
29,000   Webster Financial Corp.                  975,850
16,800   Wells Fargo & Co.                        780,024
                                              -----------
                                                7,350,816
CONGLOMERATES - 8.12%
---------------------------------------------------------
   565   Berkshire Hathaway, Inc., Class B (1)  1,299,500
18,228   Florida East Coast Industries, Inc.,
         Class B                                  643,448
20,300   Honeywell International, Inc.            710,297
17,000   Norsk Hydro A/S Sponsored, ADR           725,900
42,000   St. Joe Co. (The)                      1,128,960
18,500   Textron, Inc.                          1,018,240
25,000   Williams Cos., Inc.                      823,750
                                              -----------
                                                6,350,095
CONSTRUCTION & REAL ESTATE - 5.75%
---------------------------------------------------------
21,000   Boston Properties, Inc., REIT            858,900
42,479   D.R. Horton, Inc.                        964,273
28,500   Equity Office Properties Trust, REIT     901,455
22,700   Lennar Corp.                             946,590
16,500   Smith (Charles E.) Res.
         Realty, Inc., REIT                       827,475
                                              -----------
                                                4,498,693
CONSUMER RELATED - 3.65%
---------------------------------------------------------
38,050   Disney (Walt) Co.                      1,099,265
72,500   Hilton Hotels Corp.                      841,000
41,700   Orient-Express Hotels Ltd. (1)           919,485
                                              -----------
                                                2,859,750
ENERGY - 10.47%
---------------------------------------------------------
36,000   Atmos Energy Corp.                       880,560
32,700   Cabot Oil & Gas Corp.                    797,880
12,226   Devon Energy Corp.                       641,865
37,000   Global Marine, Inc. (1)                  689,310
32,265   Rowan Companies, Inc. (1)                713,057
26,000   Santa Fe International Corp.             754,000
20,700   Talisman Energy, Inc.                    788,463
15,500   Tidewater, Inc.                          584,350
22,500   Unocal Corp.                             768,375
41,500   Vintage Petroleum, Inc.                  776,050
55,950   XTO Energy, Inc.                         802,882
                                              -----------
                                                8,196,792
FINANCIAL SERVICES - 3.65%
---------------------------------------------------------
16,584   Bear Stearns Cos., Inc.                  977,959
11,000   Goldman Sachs Group, Inc.                943,800
14,600   Morgan Stanley Dean Witter & Co.         937,758
                                              -----------
                                                2,859,517
FOOD &BEVERAGE - 3.19%
---------------------------------------------------------
43,000   AFC Enterprises, Inc. (1)                823,450
22,000   Pepsi Bottling Group, Inc.               882,200
59,500   PepsiAmericas, Inc.                      791,350
                                              -----------
                                                2,497,000

SHARES                                       VALUE (Note 1)

INSURANCE - 5.93%
---------------------------------------------------------
56,500   CNA Surety Corp.                     $   791,000
40,000   IPC Holdings, Ltd. (1)                   979,200
21,200   Radian Group, Inc.                       857,540
13,500   RenaissanceRe Holdings, Ltd.           1,000,350
12,300   XL Capital, Ltd., Class A              1,009,830
                                              -----------
                                                4,637,920
MANUFACTURING - 2.14%
---------------------------------------------------------
25,000   Banta Corp.                              732,500
37,600   Masco Corp.                              938,496
                                              -----------
                                                1,670,996
PUBLISHING & BROADCASTING - 23.49%
---------------------------------------------------------
56,400   AT & T Corp. - Liberty Media Corp.,
         Class A (1)                              986,436
51,200   Centennial Communications Corp. (1)      675,328
48,800   Charter Comm., Inc., Class A (1)       1,139,480
32,500   Comcast Corp., Class A (1)             1,411,800
22,300   Cox Communications, Inc., Class A (1)    987,890
18,500   Dow Jones & Co., Inc.                  1,104,635
18,000   Gannett, Inc.                          1,186,200
43,000   Harte-Hanks, Inc.                      1,064,680
25,400   Lee Enterprises, Inc.                    838,200
24,000   McClatchy Co., Class A                   938,400
17,200   McGraw-Hill Cos., Inc.                 1,137,780
27,800   MediaOne Group (2)                       747,820
28,400   News Corp., Ltd., ADR                  1,055,060
41,500   Penton Media, Inc.                       726,250
14,500   United States Cellular Corp. (1)         835,925
49,300   USA Networks, Inc. (1)                 1,365,610
23,000   Viacom, Inc., Class B (1)              1,190,250
 1,723   Washington Post, Class B                 989,002
                                              -----------
                                               18,380,746
RETAIL - 2.12%
---------------------------------------------------------
38,000   Claire's Stores, Inc.                    735,680
21,700   Federated Department Stores, Inc. (1)    922,250
                                              -----------
                                                1,657,930
STEEL -0.96%
---------------------------------------------------------
15,400   Nucor Corp.                              752,906
                                              -----------
TRANSPORTATION -1.10%
---------------------------------------------------------
21,400   FedEx Corp. (1)                          860,280

TOTAL COMMON STOCKS                            72,666,757
(Cost $59,928,060)

INVESTMENT COMPANY -7.14%
5,585,441 Dreyfus Cash Management Plus Fund     5,585,441
                                              -----------

TOTAL INVESTMENT COMPANY                        5,585,441
                                              -----------
(Cost $5,585,441)

TOTAL INVESTMENTS -100.00%                     78,252,198
                                              -----------
(Cost $65,513,501*)

NET OTHER ASSETS & LIABILITIES -0.00%               2,412
                                              -----------

TOTAL NET ASSETS - 100.00%                    $78,254,610
                                              ===========
---------------------------------------------------------

(1)   Non-income producing
(2)   Convertible preferred security
ADR   American Depositary Receipt
REIT  Real Estate Investment Trust

* For Federal income tax purposes, cost is $65,513,501 and appreciation (depreciation) is as follows:
         Unrealized appreciation:       $14,313,649
         Unrealized depreciation:       ($1,574,952)
                                        -----------
         Net unrealized appreciation:   $12,738,697
                                        ===========

                       See Notes to Financial Statements
--------------------------------------------------------------------------------
2   DELPHI VALUE FUND -- 2001 SEMI ANNUAL REPORT

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                            JUNE 30, 2001 (UNAUDITED)

ASSETS:
Investments, at value
   See Portfolio of Investments                                $78,252,198
Dividends receivable                                                75,302
Interest receivable                                                 17,440
Receivable for investments sold                                     55,423
Prepaid expenses                                                     2,705
                                                               -----------
   Total assets                                                 78,403,068
                                                               -----------

LIABILITIES:
Payable for investment securities purchased                         11,659
Payable for fund shares redeemed                                    13,183
Investment advisory fee payable                                     64,204
Distribution fee payable                                             9,628
Accrued trustees fees and expenses                                   4,237
Accrued expenses and other payables                                 45,547
                                                               -----------
Total liabilities                                                  148,458
                                                               -----------
NET ASSETS                                                     $78,254,610
                                                               -----------
Investments, at cost                                           $65,513,501
                                                               ===========

NET ASSETS CONSIST OF:
Accumulated net investment income loss                         $   (22,042)
Accumulated net realized gain on investments sold                2,693,983
Net unrealized appreciation of investments                      12,738,697
Par value (Shares of beneficial interest, $0.001 per share)          5,780
Paid-in capital in excess of par value                          62,838,192
                                                               -----------
NET ASSETS                                                     $78,254,610
                                                               ===========

COMPUTATION OF NET ASSET VALUE
RETAIL CLASS SHARES:
Net asset value, offering and redemption price
per share ($51,013,403 / 3,774,015 shares)                     $     13.52
                                                               ===========
INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption price
per share ($27,241,207 / 2,005,627 shares)                     $     13.58
                                                               ===========

                       See Notes to Financial Statements
--------------------------------------------------------------------------------
                                DELPHI VALUE FUND -- 2001 SEMI ANNUAL REPORT   3

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                   $  124,960
Dividends                                                     430,415
                                                           ----------
   Total investment income                                    555,375
                                                           ----------
EXPENSES:
Investment advisory fee                                       371,786
Administration fee                                             36,250
Transfer agent fees                                            33,323
Sub-transfer agent fee (Retail Class)                          12,140
Custodian fees                                                  9,706
Professional fees                                              14,699
Trustees fees and expenses                                      8,581
Registration and filing fees                                   16,481
Distribution fees (Retail Class)                               60,700
Other                                                          13,751
                                                           ----------
   Total expenses                                             577,417
                                                           ----------
NET INVESTMENT LOSS                                           (22,042)
                                                           ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions                2,336,826
Change in unrealized appreciation of securities               557,591
                                                           ----------
Net realized and unrealized gain on investments             2,894,417
                                                           ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                               $2,872,375
                                                           ==========


--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            FOR THE SIX MONTHS ENDED   FOR THE YEAR ENDED
                                                            JUNE 30, 2001 (UNAUDITED)   DECEMBER 31,2000
                                                            -------------------------  ------------------

Net investment income loss                                         $   (22,042)          $    (2,048)
Net realized gain from
security transactions                                                2,336,826             1,188,937
Change in unrealized appreciation of investments                       557,591             8,329,269
                                                                   -----------           -----------
Net increase in net assets resulting from operations                 2,872,375             9,516,158
DISTRIBUTION TO SHAREHOLDERS FROM:
   RETAIL SHARES:
     Net investment income                                                  --                    --
     Net realized gains on investments                                      --              (425,884)
     Distributions in excess of net realized gain on investments            --                    --
                                                                   -----------           -----------
       Total distributions                                                  --              (425,884)
   INSTITUTIONAL SHARES :
     Net investment income                                                  --                    --
     Net realized gains on investments                                      --              (224,662)
     Distributions in excess of net realized gain on investments            --                    --
                                                                   -----------           -----------
       Total distributions                                                  --              (224,662)
   Total distributions to shareholders                                      --              (650,546)
Net increase in net assets from fund share transactions              6,114,102             6,584,451
                                                                   -----------           -----------

Net increase in net assets                                           8,986,477            15,450,063

NET ASSETS:
Beginning of period                                                 69,268,133            53,818,070
                                                                   -----------           -----------
End of period                                                      $78,254,610           $69,268,133
                                                                   ===========           ===========

                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
4   DELPHI VALUE FUND -- 2001 SEMI ANNUAL REPORT

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               RETAIL CLASS SHARES
                                                                 ---------------------------------------------
                                                        FOR THE SIX     FOR THE       FOR THE            FOR THE PERIOD
                                                        MONTHS ENDED   YEAR ENDED    YEAR ENDED         DECEMBER 23, 1998
                                                        JUNE 30,2001  DECEMBER 31,  DECEMBER 31,  (COMMENCEMENT OF OPERATIONS)
                                                        (UNAUDITED)      2000          1999             DECEMBER 31, 1998
                                                        ------------  ------------  ------------  ----------------------------

Net asset value beginning of period                       $ 13.00       $ 11.19       $ 10.12                 $ 10.00

Net investment income (loss)                                (0.01)        (0.01)           --(c)(d)              0.01
Net realized and unrealized gain on investments              0.53          1.94          1.14                    0.11
                                                          -------       -------       -------                 -------
Net increase in net assets resulting from
   investment operations                                     0.52          1.93          1.14                    0.12

Distributions from net investment income                       --            --            --(d)                   --
Distributions  from net realized capital gains                 --         (0.12)        (0.03)                     --
Distributions in excess of net realized capital gains          --            --         (0.04)                     --
                                                          -------       -------       -------                 -------
Total distributions                                            --         (0.12)        (0.07)                     --

Net asset value end of period                             $ 13.52       $ 13.00       $ 11.19                 $ 10.12
                                                          =======       =======       =======                 =======
Total return (a)                                             4.00%        17.30%        11.30%                   1.20%
                                                          =======       =======       =======                 =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                      $51,013       $45,312       $31,055                 $ 5,056
Ratio of net investment income/(loss) to average
   net assets                                               (0.16)% (b)   (0.12)%        0.00%                   0.82% (b)
Ratio of operating expenses to average net
   assets before fees waived and/or expenses
   reimbursed by investment adviser and administrator        1.66% (b)     1.71%         1.86%                  10.91% (b)
Ratio of operating expenses to average net assets
   after waivers and/or expense reimbursements               1.66% (b)     1.71%         1.75%                   1.75% (b)
Portfolio turnover rate                                        10%           45%           17%                      0%

-------------------------------------------
(a) Total return represents aggregate total return for the period indicated.
(b) Annualized.
(c) The selected per share data was calculated using the weighted average share method for the period.
(d) The selected amounts are less than $0.005.

                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                DELPHI VALUE FUND -- 2001 SEMI ANNUAL REPORT   5

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            INSTITUTIONAL CLASS SHARES
                                                                 ---------------------------------------------
                                                        FOR THE SIX     FOR THE       FOR THE            FOR THE PERIOD
                                                        MONTHS ENDED   YEAR ENDED    YEAR ENDED         DECEMBER 23, 1998
                                                        JUNE 30,2001  DECEMBER 31,  DECEMBER 31,  (COMMENCEMENT OF OPERATIONS)
                                                        (UNAUDITED)      2000          1999             DECEMBER 31, 1998
                                                        ------------  ------------  ------------  ----------------------------

Net asset value beginning of period                       $ 13.05       $ 11.20       $ 10.12                 $ 10.00

Net investment income                                        0.01          0.02          0.03 (c)                0.01
Net realized and unrealized gain on investments              0.52          1.95          1.14                    0.11
                                                          -------       -------       -------                 -------
Net increase in net assets resulting from
   investment operations                                     0.53          1.97          1.17                    0.12

Distributions from net investment income                       --            --         (0.02)                     --
Distributions  from net realized capital gains                 --         (0.12)        (0.03)                     --
Distributions in excess of net realized capital gains          --            --         (0.04)                     --
                                                          -------       -------       -------                 -------
Total distributions                                            --         (0.12)        (0.09)                     --

Net asset value end of period                             $ 13.58       $ 13.05       $ 11.20                 $ 10.12
                                                          =======       =======       =======                 =======
Total return (a)                                             4.06%        17.64%        11.61%                   1.20%
                                                          =======       =======       =======                 =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                      $27,241       $23,956       $22,763                 $   272
Ratio of net investment income to average net assets         0.14% (b)     0.18%         0.25%                   1.07% (b)
Ratio of operating expenses to average net assets before
   fees waived and/or expenses reimbursed by investment
   adviser and administrator                                 1.36% (b)     1.41%         1.57%                  10.66% (b)
Ratio of operating expenses to average net assets
   after waivers and/or expense reimbursements               1.36% (b)     1.41%         1.50%                   1.50% (b)
Portfolio turnover rate                                        10%           45%           17%                      0%

-------------------------------------------
(a) Total return represents aggregate total return for the period indicated.
(b) Annualized.
(c) The selected per share data was calculated using the weighted average share method for the period.

                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
6   DELPHI VALUE FUND-- 2001 SEMI ANNUAL REPORT

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                           JUNE 30, 2001 (UNAUDITED)

1.SIGNIFICANT ACCOUNTING POLICIES

  Kobren Insight Funds (the "Trust") was organized on September 13, 1996, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company. As of June 30, 2001 the Trust offered shares of three funds, Kobren Growth Fund, Kobren Moderate Growth Fund and Delphi Value Fund. Information presented in these financial statements pertains only to the Delphi Value Fund (the "Fund"). The Fund is authorized to issue two classes of shares - the Retail Class and the Institutional Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. Additionally, the Retail Class is subject to 12b-1 fees and sub-transfer agent fees. The Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S. companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- Investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term securities are valued at amortized cost which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS -- It is the policy of the Fund to declare and pay dividends from net investment income annually. The Fund will distribute net realized capital gain (including net short-term capital gain) annually, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund.

Securities Transactions and Investment Income -- Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as a Fund is informed of the ex-dividend date. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

FEDERAL INCOME TAX -- The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, applicable to regulated investment companies, by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is applicable.

EXPENSES -- Expenses of the Trust which are directly identifiable to a specific fund are allocated to that fund. Certain of the Trust's other expenses are allocated equally to those funds which make up the Trust. Other expenses of the Trust are allocated among the funds based upon relative net assets of each fund.

2.INVESTMENT ADVISORY FEE, ADMINISTRATION FEE, DISTRIBUTION AND SHAREHOLDER SERVICING FEES AND OTHER RELATED PARTY TRANSACTIONS

  The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Kobren Insight Management, Inc. ("KIM" or the "Adviser") who has engaged Delphi Management, Inc. ("Delphi") as the Fund's subadviser. The Advisory Agreement provides that the Fund pays KIM a fee, computed daily and paid monthly, at the annual rate of 1.00% of the Fund's average daily net assets. KIM is solely responsible for the payment of the subadviser fee to Delphi. KIM has voluntarily agreed to limit the total annual operating expenses of the Retail Class and Institutional Class to no more than 1.75% and 1.50%, respectively, of the fund's average daily net assets until January 1, 2002.

                                DELPHI VALUE FUND -- 2001 SEMI ANNUAL REPORT   7

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                           JUNE 30, 2001 (UNAUDITED)

  The Trust has also entered into an administration agreement (the "Administration Agreement") with PFPC Inc. (the "Administrator"), a member of PNC Financial Services Group, Inc. The Administrator also serves as the Trust's transfer agent and dividend paying agent. Boston Safe Deposit and Trust Company, an indirect and wholly-owned subsidiary of Mellon Bank Corporation, serves as the Trust's custodian. Kobren Insight Brokerage, Inc. ("KIB"), an affiliate of KIM, serves as distributor of the Fund.

  No officer, director or employee of KIM, KIB, the Administrator, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each trustee who is not an "affiliated person" receives an annual retainer fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each trustee in attending such meetings.

  The Retail Class of the Fund has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The fund pays KIB, distributor of the Fund and affiliate of KIM, a monthly 12b-1 fee for distribution services provided, at an annual rate of 0.25% of the average daily net assets attributable to the Retail Class of shares, amounting to $60,700 for the six months ended June 30, 2001.

3.SUB-TRANSFER AGENT FEES

  The Retail Class of the Fund is subject to sub-transfer agent fees consisting of broker-dealer and fund network fees. The Fund pays participating networks a monthly fee for processing shareholder orders at an annual rate of up to 0.10% of the average daily balance of fund accounts invested through those networks, amounting to $12,140 for the six months ended June 30, 2001.

4.PURCHASES AND SALES

  The aggregate amounts of purchases and sales of the Fund's investment securities, other than short-term securities, for the six months ended June 30, 2001, were $12,190,476 and $6,919,098 of non-governmental issues, respectively.

5.SHARES OF BENEFICIAL INTEREST

  As of June 30, 2001, an unlimited number of shares of beneficial interest, par value $0.001, was authorized for the Trust. Changes in shares of beneficial interest for the Fund were as follows:

                                                                  Six Months Ended              Year Ended
                                                                    June 30, 2001            December 31, 2000
                                                                SHARES        AMOUNT       SHARES        AMOUNT
                                                                ------        ------       ------        ------
RETAIL CLASS:
Shares sold                                                     644,995    $ 8,578,383   1,241,196    $15,056,194
Shares issued as reinvestment of distributions                       --             --      31,758        404,909
Shares redeemed                                                (355,864)    (4,698,355)   (562,878)    (6,628,159)
                                                               --------    -----------   ---------    -----------
Net increase                                                    289,131    $ 3,880,028     710,076    $ 8,832,944
                                                               --------    -----------   ---------    -----------

INSTITUTIONAL CLASS:
Shares sold                                                     273,154    $ 3,627,451     289,635    $ 3,545,602
Shares issued as reinvestment of distributions                       --             --      17,810        224,662
Shares redeemed                                                (103,777)    (1,393,377)   (504,361)    (6,018,757)
                                                               --------    -----------   ---------    -----------
Net increase (decrease)                                         169,377    $ 2,234,074    (196,916)   $(2,248,493)
                                                               --------    -----------   ---------    -----------

  At June 30, 2001, KIM, Delphi and its affiliates owned 786,359 Retail Class shares of the Fund. Discretionary accounts managed by KIM for management clients collectively held 1,731,146 shares of the Institutional Class.

8   DELPHI VALUE FUND -- 2001 SEMI ANNUAL REPORT